Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Information [Abstract]
Unaudited Quarterly Information

NOTE 24—UNAUDITED QUARTERLY INFORMATION

Year Ended December 31, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$10,826,000	$9,046,000	$11,773,000	$18,891,000
Operating expenses	14,871,000	12,509,000	17,647,000	24,910,000
Equity in joint venture (loss) income	657,000	(686,000)	5,191,000	5,386,000
Interest income from loan pool participations and notes receivable	651,000	3,090,000	4,209,000	3,905,000

Operating income (loss)	(2,737,000)	(1,059,000)	3,526,000	3,272,000
Non-operating (expenses) income	(1,833,000)	16,818,000	(6,842,000)	(933,000)

Income (loss) before provision for income taxes	(4,570,000)	15,759,000	(3,316,000)	2,339,000
(Provision for) benefit from income taxes	1,998,000	(5,950,000)	(383,000)	608,000

Net income (loss)	(2,572,000)	9,809,000	(3,699,000)	2,947,000
Net income attributable to noncontrolling interests	(568,000)	(591,000)	(1,215,000)	(605,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	$(3,140,000)	$9,218,000	$(4,914,000)	$2,342,000
Preferred stock dividends and accretion of issuance costs	—	(720,000)	(1,804,000)	(2,034,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,140,000)	$8,498,000	$(6,718,000)	$308,000

Basic (loss) earnings per share	$(0.08)	$0.22	$(0.17)	$0.01
Diluted (loss) earnings per share	(0.08)	0.20	(0.17)	0.01

Year Ended December 31, 2009	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$12,483,000	$6,817,000	$41,021,000	$25,914,000
Operating expenses	11,942,000	8,660,000	32,687,000	41,583,000
Equity in joint venture (loss) income	(192,000)	(269,000)	893,000	7,587,000

Operating income (loss)	349,000	(2,112,000)	9,227,000	(8,082,000)
Non-operating expenses	2,461,000	2,741,000	5,611,000	2,187,000

(Loss) income before provision for income taxes	(2,112,000)	(4,853,000)	3,616,000	(10,269,000)
Benefit from (provision for) income taxes	653,000	1,562,000	(251,000)	1,997,000

Net (loss) income	(1,459,000)	(3,291,000)	3,365,000	(8,272,000)
Net loss (income) attributable to noncontrolling interests	57,000	210,000	(3,325,000)	(2,621,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	$(1,402,000)	$(3,081,000)	$40,000	$(10,893,000)

Basic (loss) earnings per share	$(0.06)	$(0.12)	$—	$(0.34)
Diluted (loss) earnings per share	(0.06)	(0.12)	—	(0.34)